Stock Option and Incentive Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Maximum number of shares authorized to be granted	62,300,000
Stock option awards, vesting period	4 years
Stock option awards, term	10 years
Total intrinsic value of options exercised	$ 51,812	$ 62,640	$ 44,604
Value of restricted shares vested	39,734	26,737	20,891
Aggregate intrinsic value of stock options outstanding	162,416
Aggregate intrinsic value of stock options exercisable	80,411
Total income tax benefit recognized for stock-based compensation	5,490	$ 5,295	$ 4,150
Unrecognized compensation expense related to unvested stock options and unvested restricted stock awards	$ 38,547
Unrecognized compensation expense weighted average period of recognition	1 year